Fee Income - Earned (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee income
Related Party Transaction [Line Items]
Revenue from contract with customer	$ 31,028	$ 35,528	$ 144,443	$ 216,767	$ 67,731
Fee income | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from contract with customer	30,850	35,458	143,218	180,892	67,731
Base management fees ($130,384, $161,414 and $63,212 from affiliates, respectively)
Related Party Transaction [Line Items]
Revenue from contract with customer	30,364	32,862	131,406	179,816	63,212
Base management fees ($130,384, $161,414 and $63,212 from affiliates, respectively) | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from contract with customer	302,673	32,862	130,384	161,414	63,212
Asset management fees—from affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from contract with customer	635	674	2,078	3,069	4,519
Acquisition and disposition fees—from affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from contract with customer	0	1,922	1,922	16,237	0
Incentive fees ($5,445, $172, $0 from affiliates, respectively)
Related Party Transaction [Line Items]
Revenue from contract with customer			5,445	1,043	0
Incentive fees ($5,445, $172, $0 from affiliates, respectively) | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from contract with customer			5,445	172	0
Other fee income ($3,389, $0 and $0 from affiliates, respectively)
Related Party Transaction [Line Items]
Revenue from contract with customer	29	70	3,592	16,602	0
Other fee income ($3,389, $0 and $0 from affiliates, respectively) | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from contract with customer	14	0	3,389	0	0
Institutional funds | Fee income
Related Party Transaction [Line Items]
Revenue from contract with customer	10,638	11,827	48,624	56,966	67,731
Non-traded REITs | Fee income
Related Party Transaction [Line Items]
Revenue from contract with customer	5,106	11,459	29,597	88,081	0
Public companies (Colony Credit, NRE) | Fee income
Related Party Transaction [Line Items]
Revenue from contract with customer	15,106	12,172	65,258	14,003	0
Broker-dealer, Townsend and other clients | Fee income
Related Party Transaction [Line Items]
Revenue from contract with customer	$ 178	$ 70	$ 964	$ 57,717	$ 0